Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110
Tel: 617.951.8000
Fax: 617.951.8736
www.bingham.com

May 30, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Registration Statement on Form N-2 for Interests of SCS Hedged Opportunities Fund, LLC; File No. 811-22404

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of SCS Hedged Opportunities Fund. LLC (the “Fund”) is Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended.  The filing is being made for the purpose of updating information for the Fund.

If you have any questions or comments concerning the Registration Statement, please contact me at (617) 951-8760.

Sincerely,

/s/ Toby Serkin
Toby Serkin

cc:	Peter H. Mattoon Adrian Ketri, Esq.